Capital Stock (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Stock (Textual)
Series A preferred stock, shares authorized	21	21
Series A preferred stock, par value	$ 1.00	$ 1.00
Series A preferred stock, shares issued	0	0
Series A preferred Stock, shares outstanding	0	0
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares authorized	200,000,000	200,000,000	200,000,000
Common stock, Shares issued	153,944,886	112,165,839	71,908,370
Common stock, Shares outstanding	153,944,886
Common stock issued in settlement of convertible notes, shares		6,147,059	1,081,000
Common stock issued upon exercise of warrants for cash, amount		$ 4,759,762	$ 1,133,494
Subscription receivable		$ 564,000
Common Stock
Capital Stock (Textual)
Shares of common stock issued		14,362,500	10,350,376
Shares of common stock recorded as retired		1,790,000
Shares of common stock for services		21,000,898	4,225,675
Common stock issued upon cashless exercise of options, shares	$ 95
Common shares issued upon cashless exercise of warrants, shares	7,104,765
Common stock issued in settlement of convertible notes, shares	3,742,648
Common stock issued upon exercise of warrants, shares		7,033,041	5,242,393
Common stock issued upon exercise of warrants for cash, amount	$ 63,000	$ 7,033	$ 5,242
Common stock issued for cash, shares	13,700,000
Common stock issued for cash, amount	$ 2,740,000